Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liabilities [Abstract]
Summary of Right-of-Use Assets Related to Lease Shown in Consolidated Financial Statements

Right-of-use assets

in USD ‘000	2021	2020
Net book value as of January 1	1,425	2,042
Depreciation charge	(500)	(617)
Derecognition of RoU asset	(300)	-
Net book value as of December 31	625	1,425
Total cost	1,876	2,658
Accumulated depreciation	(1,251)	(1,233)

Summary of Lease Liabilities Related to Lease Shown in Consolidated Financial Statements	Lease liabilities
	As of December 31,
in USD ‘000	2021	2020
Current	686	696
Non-current	240	952
Total lease liabilities	926	1,648